PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Total
Total fleet		300		337
Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		202		227
Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		98		110
Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 767
Model		300ER
Total fleet		17		30
Boeing 767 [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		17		28
Boeing 767 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet				2
Boeing 767 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 767
Model		300F
Total fleet	[1]	12		12
Boeing 767 One [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		11		11	[1]
Boeing 767 One [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		1	[1]	1
Boeing 777 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 777
Model		300ER
Total fleet		10		10
Boeing 777 [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		4		4
Boeing 777 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		6
Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 787
Model		800
Total fleet		10		10
Boeing 787 [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		6
Boeing 787 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		4		4
Boeing 787 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Boeing 787
Model		900
Total fleet		12		16
Boeing 787 One [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		2		6
Boeing 787 One [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		10		10
Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A319
Model		100
Total fleet		44		46
Airbus A319 [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		37		37
Airbus A319 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		7		9
Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A320
Model		200
Total fleet	[2]	134		142
Airbus A320 [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		96		96	[2]
Airbus A320 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		38	[2]	46
Airbus A320 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A320
Model		NEO
Total fleet		12		13
Airbus A320 One [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		7
Airbus A320 One [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		6		6
Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A321
Model		200
Total fleet		38		49
Airbus A321 [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		19		30
Airbus A321 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		19		19
Airbus A350 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Aircraft		Airbus A350
Model		900
Total fleet		11		9
Airbus A350 [Member] | Property, plant and equipment [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		4		2
Airbus A350 [Member] | Right-of-use assets [member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of composition of the fleet [Line Items]
Total fleet		7		7

[1]	One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V.
[2]	Two aircraft leased to Sundair.